Profit (loss) per share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings
Profit / (loss) for the year	$ 27,919	$ (231,864)	$ (551,731)
Fully diluted profit (loss) for the year	$ 27,919	$ (231,864)	$ (551,731)
Number of shares
Weighted average number of ordinary shares outstanding (in shares)	289,727,741	267,924,570	227,256,469
Dilutive effect of share-based compensation (in shares)	1,614,734	0
Weighted average number of diluted ordinary shares outstanding (in shares)	291,342,475	267,924,570	227,256,469
Diluted profit / (loss) per share (in dollars per share)	$ 0.10	$ (0.87)	$ (2.43)